Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	January 31,	January 31,
	2020	2019
Accrued compensation and benefits	20,613	16,771
Accrued professional fees	1,010	1,137
Other accrued liabilities	13,253	11,484
	34,876	29,392